Leases (Details) - Schedule of remaining lease term and discount rate	12 Months Ended
Dec. 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 1 month 6 days
Weighted average discount rate	5.55%